Average Annual Total Returns - PGIM Ultra Short Bond ETF	No Share Class 1 Year	No Share Class SinceInception	No Share Class InceptionDate	No Share Class Return After Taxes on Distributions 1 Year	No Share Class Return After Taxes on Distributions SinceInception	No Share Class Return After Taxes on Distributions InceptionDate	No Share Class Return After Taxes on Distributions and Sale of Fund Shares 1 Year	No Share Class Return After Taxes on Distributions and Sale of Fund Shares SinceInception	No Share Class Return After Taxes on Distributions and Sale of Fund Shares InceptionDate	ICE BofA US 3-Month Treasury Bill Index 1 Year	ICE BofA US 3-Month Treasury Bill Index SinceInception		ICE BofA USD 3-Month Deposit Offered Rate Constant Maturity Index 1 Year	ICE BofA USD 3-Month Deposit Offered Rate Constant Maturity Index SinceInception
Total	1.53%	2.34%	Apr. 05, 2018	0.77%	1.33%	Apr. 05, 2018	0.90%	1.36%	Apr. 05, 2018	0.67%	1.62%	[1]	1.08%	1.97%	[1]

[1]	Since Inception returns for the Indices are measured from the closest month-end to the Fund’s inception date.